COMBINED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Assets
Available-for-sale fixed maturity securities, at fair value (net of allowance for credit losses of $30 and $30, respectively; amortized cost of $19,341 and $17,606, respectively)	$ 18,777,000,000	$ 16,316,000,000
Equity securities, at fair value	3,663,000,000	1,253,000,000
Mortgage loans on real estate, at amortized cost (net of allowance for credit losses of $60 and $41, respectively)	5,962,000,000	5,888,000,000
Private loans, at amortized cost (net of allowance for credit loss of $44 and $28, respectively)	1,198,000,000	1,144,000,000
Real estate and real estate partnerships (net of accumulated depreciation of $325 and $304, respectively)	3,971,000,000	1,036,000,000
Investment funds	2,483,000,000	1,671,000,000
Policy loans	390,000,000	374,000,000
Short-term investments	3,115,000,000	2,402,000,000
Other invested assets	279,000,000	211,000,000
Total investments	39,838,000,000	30,295,000,000
Cash and cash equivalents	4,308,000,000	2,145,000,000
Accrued investment income	280,000,000	341,000,000
Deferred policy acquisition costs	2,468,000,000	1,585,000,000
Reinsurance funds withheld	7,248,000,000	5,812,000,000
Premiums due and other receivables	711,000,000	436,000,000
Ceded unearned premiums	401,000,000	47,000,000
Deferred tax asset	432,000,000	490,000,000
Reinsurance recoverables	3,388,000,000	589,000,000
Property and equipment (net of accumulated depreciation of $340 and $7, respectively)	294,000,000	194,000,000
Intangible assets (net of accumulated amortization of $9 and $2, respectively)	235,000,000	52,000,000
Goodwill	121,000,000	121,000,000
Other assets	730,000,000	306,000,000
Separate account assets	1,189,000,000	1,045,000,000
Total assets	61,643,000,000	43,458,000,000
Liabilities
Future policy benefits	9,813,000,000	8,011,000,000
Policyholders’ account balances	24,939,000,000	20,141,000,000
Policy and contract claims	7,288,000,000	1,786,000,000
Deposit liabilities	1,577,000,000	1,657,000,000
Market risk benefit	89,000,000	124,000,000
Unearned premium reserve	2,056,000,000	1,086,000,000
Other policyholder funds	335,000,000	322,000,000
Notes payable	174,000,000	151,000,000
Corporate borrowings	1,706,000,000	2,160,000,000
Subsidiary borrowings	1,863,000,000	1,492,000,000
Liabilities issued to reinsurance entities	114,000,000	151,000,000
Separate account liabilities	1,189,000,000	1,045,000,000
Total liabilities	52,794,000,000	39,193,000,000
Mezzanine equity
Class A redeemable junior preferred shares ($25 par value; $2,694 aggregate liquidation preference)	2,694,000,000	2,580,000,000
Equity
Retained earnings	945,000,000	310,000,000
Accumulated other comprehensive loss, net of taxes	(120,000,000)	(523,000,000)
Non-controlling interests	146,000,000	8,000,000
Total equity	6,155,000,000	1,685,000,000
Total liabilities, mezzanine equity and equity	61,643,000,000	43,458,000,000
Nonrelated Party
Liabilities
Other liabilities	1,087,000,000	826,000,000
Related Party
Liabilities
Due to related parties	$ 564,000,000	$ 241,000,000
Class A exchangeable, Class A-1 exchangeable and Class B shareholders
Mezzanine equity
Par value (in dollars per share)	$ 33.42	$ 33.70
Shares outstanding (in shares)	43,409,526	9,618,989
Shares issued (in shares)	43,409,526	9,618,989
Equity
Common stock	$ 1,577,000,000	$ 423,000,000
Class C shareholders
Mezzanine equity
Par value (in dollars per share)	$ 1.00	$ 1
Shares outstanding (in shares)	102,056,784	40,934,623
Shares issued (in shares)	102,056,784	40,934,623
Shares authorized (in shares)	1,000,000,000
Equity
Common stock	$ 3,607,000,000	$ 1,467,000,000